SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On October 14, 2024, GoLogiq, Inc. elected to cancel 292,000 warrant shares of the Company in return for 290,714 shares of the Company’s common stock.

On October 17, 2024, Walleye Opportunities Master Fund Ltd. elected to exercise 222,222 warrant shares of the Company and received 222,222 shares of the Company’s common stock in return.

On October 24, 2024, the Company issued 55,000 shares of common stock to a consultant of the Company. The shares were previously expensed in the three months ended September 30, 2024 and categorized as ‘to be issued’ common shares on the Companies records.

On October 24, 2024, the Company issued 250,000 shares of common stock to a former debtholder of the Company. The shares were previously expensed in the three months ended September 30, 2024 and categorized as ‘to be issued’ common shares on the Companies records.

On November 7, 2024, the Company issued 28,619 shares of common stock to a prior consultant of the Company as part of a settlement agreement.

NOTE 13 - SUBSEQUENT EVENTS

On August 17, 2023, Recruiter.com Group, Inc. received a notice from Nasdaq for non-compliance with the $2.5 million stockholders' equity requirement. Despite actions taken and an extension granted until February 13, 2024, Nasdaq issued a delisting determination on February 16, 2024, and cited non-compliance due to shareholders' equity and an overdue annual shareholders' meeting. The Company held an annual meeting on March 22, 2024 and has a Hearing with Nasdaq scheduled for April 18, 2024.

On March 5, 2024, the Company amended the August 16, 2023, Asset Purchase Agreement with Job Mobz, resulting in the extension of the closing date to June 30, 2024. Furthermore, the Company received a non-refundable payment of $250,000 from Job Mobz in 2024. The payment, totaling $250,000, shall be credited towards and count against the cash portion of the Purchase Price from the original Asset Purchase Agreement.

Although the approval of the Job Mobz Agreement and the transactions contemplated therein were not required to be approved by the shareholders of the Company pursuant to the Nevada Revised Statutes, the rules and regulation of Nasdaq or the Company’s bylaws, the Company previously agreed, pursuant to the terms of the Job Mobz Agreement to seek stockholder approval of the transactions contemplated thereby, and included such proposal in its Proxy Statement filed with the Commission on September 15, 2023, and amended on November 8, 2023, November 24, 2023, December 8, 2023, and December 11, 2023.  On February 13, 2024, the Company obtained the consent of Job Mobz to proceed with the transactions contemplated by the Job Mobz Agreement without obtaining such shareholder approval.

On February 13, 2024, the Board of Directors authorized the conversion of promissory notes, along with their associated interest and penalties to equity, connected with the original issuance of Promissory Notes issued August 17, 2022, originally in the amount of $1,111,111 and August 30, 2022, originally in the amount of $1,305,556. Additionally, the Board of Directors authorized the retirement of partial amounts of that Promissory Note debt to pay the exercise price of their associated warrants, thereby retiring the warrants. On March 19, 2024, the Company received a notice to convert the outstanding principal of the Parrut Note together with accrued interest in total of $245,884.53 into 168,414 shares of the Company's common stock, representing a conversion price of $1.46 per share. The Note, including any and all accrued interest and penalties, shall be considered paid in full. The shares have not been issued as of the filing of this report.

To prepare and effectuate the spin out of Atlantic Energy Solutions, Inc. (currently being renamed CognoGroup), on February 13,, 2024, the Board authorized certain corporate actions, including the transfer of assets and liabilities between subsidiaries of the Company, the renaming of Recruiter.com Recruiting Solutions, LLC to CognoGroup, LLC, and the reorganization of Recruiter.com Recruiting Solutions, LLC to a subsidiary of Atlantic Energy Solutions, Inc. Additionally, the Board of Directors authorized that management may take such steps necessary to change the name of Recruiter.com Group, Inc. to reflect its purpose and a corresponding change to the company’s stock symbol.

On September 13, 2021, the Company entered into employment agreements with its Executive Chairman President and Chief Executive Officer. On February 13, 2024, the Board agreed to compensate each executive with $300,000 of stock compensation, with pricing based on the 30-day moving average of the company’s common stock.

On February 23, 2024, the Company entered into a certain Technology License and Commercialization Agreement with GoLogiq, Inc. that supersedes and replaces in its entirety the GOLQ Agreement, as amended by the August 29 Amendment and the August 18 Amendment. Under the GOLQ Licensing Agreement, GOLQ grants the Company a worldwide, exclusive license (the “GOLQ License”) to the Company to develop its fintech technology (the “GOLQ Technology”) and sell products derived thereof, including its Createapp, Paylogiq, Gologiq, and Radix AI technology and products (the “Licensed Products”), for a term of 10 years, with automatic two (2) year renewals as further described  therein (the “Term”). In exchange with such license, the Company will issue to GOLQ such number of shares of Company common stock that represents 19.99% of the number of issued and outstanding shares of the Company common stock on the business day prior to the effective date as defined therein (the “Shares”).  Following the issuance of the Shares, GOLQ will own 16.66% of the issued and outstanding shares of the Company common stock.   In addition, the Company shall pay to GOLQ a royalty of five percent (5%) of net sales of Licensed Products, as defined therein, during the Term. Further, GOLQ grants to the Company the option to purchase the GOLQ Technology and the Licensed Products for a purchase price of $400,000 for the duration of the Term, subject to shareholder approval if required under applicable laws and regulations at the time of notice of exercise.

On March 28, 2024, the Company and GOLQ entered into an Amendment to Technology License and Commercialization Agreement (the “Amendment”).  Under the Amendment, the Company and GOLQ agreed to and added Section 3.3 to further detail technical assistance from GOLQ to the Company. In addition, Section 5.1 was amended such that the royalty was lowered from eight percent (8%) to five percent (5%) for which the Company granted to GOLQ a warrant to purchase two hundred ninety-two thousand (292,000) shares of Company Common Stock (the “Warrant”) for a price equal to $0.01 per share (the “Exercise Price”). The Warrant may be exercised at any time commencing upon the date that is six (6) months from the Effective Date and terminating at 5:00 P.M., New York time, on the three (3) year anniversary of the Effective Date, unless the closing sale price for the common stock of the Company has closed at or above $5.00 for ten consecutive trading days. Further, the Amendment contains a blocker provision that limits shares issuable under the Warrant such that the shares beneficially owned by GOLQ does not exceed 9.99% of the total number of issued and outstanding shares of the Company’s Common Stock (including for such purpose the shares of Common Stock issuable upon such exercise).

On February 14, 2024, the Company issued 28,667 shares of common stock upon the conversion of 86,000 shares of its Series E preferred stock. The Company has no preferred stock shares outstanding as a result of this transaction.